Leases (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessor Disclosure [Line Items]
Residual Value of Leased Asset	SFr 1,500	SFr 1,300
Lease income [Abstract]
Sales-type Lease, Unguaranteed Residual Asset	125	129
Direct Financing Lease, Unguaranteed Residual Asset	4	25
Interest income on sales-type lease receivables	44	33	SFr 25
Interest income on direct financing lease receivables	81	70	68
Lease income from operating leases	65	80	93
Variable lease income	1	3	1
Total lease income	191	186	SFr 187
Net Investment in Lease [Abstract]
Lease receivables, Sales-type leases	1,461	1,324
Impairment recognized, Sales-type leases	10	10
Total net investment, Sales-type Lease	1,576	1,443
Lease receivables, Direct financing leases	2,530	2,473
Impairment recognized, Direct financing leases	21	20
Total net investment, Direct financing leases	2,513	2,478
Lessor, Operating Lease, Payments, Rolling Maturity [Abstract]
Due within 1 year	48	57
Due between 1 and 2 years	47	58
Due between 2 and 3 years	45	55
Due between 3 and 4 years	37	53
Due between 4 and 5 years	19	44
Thereafter	116	136
Total	SFr 312	403
Lessor, lease options	As of December 31, 2023 and 2022, the Bank had CHF 185 million and CHF 188 million, respectively, of related party operating leases.
Related Party, Operating Lease	SFr 185	188
Sales-type leases [Member]
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	618	550
Due between 1 and 2 years	352	317
Due between 2 and 3 years	262	224
Due between 3 and 4 years	175	149
Due between 4 and 5 years	84	88
Thereafter	96	93
Total	1,587	1,421
Future interest receivable	(126)	(97)
Lease receivables	1,461	1,324
Direct financing leases [Member]
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	782	738
Due between 1 and 2 years	741	694
Due between 2 and 3 years	634	627
Due between 3 and 4 years	449	460
Due between 4 and 5 years	103	115
Thereafter	12	19
Total	2,721	2,653
Future interest receivable	(191)	(180)
Lease receivables	SFr 2,530	SFr 2,473